Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	988,468	1,413,624	1,423,210
Granted	175,984	118,228	307,219
Exercised	(172,708)	(471,246)	(299,431)
Expired			(2,000)
Cancelled	(23,293)	(72,138)	(15,374)
Balance at end of period	968,451	988,468	1,413,624
Exercisable at year end	411,724	346,716	638,248
Exercisable warrants in the money at year end	411,724	346,716	627,061
Weighted average exercise price of warrants at beginning	kr 1,247.22	kr 862.03	kr 592.14
Weighted average exercise price of warrants granted	2,282.35	2,009.79	1,483.58
Weighted average exercise price of warrants exercised	780.48	296.77	212.23
Weighted average exercise price of warrants expired			129.75
Weighted average exercise price of warrants cancelled	1,956.91	1,157.54	1,049.34
Weighted average exercise price of warrants at ending	1,501.49	1,247.22	862.03
Weighted Average Exercise Price Of Warrants Exercisable	1,058.41	935.60	407.89
Weighted Average Exercise Price Of Warrants Exercisable In Money	1,058.41	kr 935.60	kr 385.84
Percentage of share capital attributed to exercise of warrants		1.00%	2.00%
Weighted average exercise price of fair market value	kr 2,439.80	kr 2,035.29	kr 1,267.92
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	11,941	62,334	74,478
Granted	1,217		3,925
Exercised	(2,500)	(24,438)	(15,750)
Transfers		(25,955)	(319)
Balance at end of period	10,658	11,941	62,334
Exercisable at year end	6,594	4,192	50,227
Exercisable warrants in the money at year end	6,594	4,192	50,227
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	140,815	347,801	480,201
Granted	1,287	7,771
Exercised	(7,250)		(132,400)
Cancelled		(28,424)
Transfers	24,782	(186,333)
Balance at end of period	159,634	140,815	347,801
Exercisable at year end	135,723	83,426	230,233
Exercisable warrants in the money at year end	135,723	83,426	227,733
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	732,577	858,973	706,088
Granted	167,080	110,041	303,066
Exercised	(105,726)	(122,015)	(56,237)
Cancelled	(477)	(589)
Transfers	(54,454)	(113,833)	(93,944)
Balance at end of period	739,000	732,577	858,973
Exercisable at year end	219,386	166,402	225,855
Exercisable warrants in the money at year end	219,386	166,402	219,403
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	103,135	144,516	162,443
Granted	6,400	416	228
Exercised	(57,232)	(324,793)	(95,044)
Expired			(2,000)
Cancelled	(22,816)	(43,125)	(15,374)
Transfers	29,672	326,121	94,263
Balance at end of period	59,159	103,135	144,516
Exercisable at year end	50,021	92,696	131,933
Exercisable warrants in the money at year end	50,021	92,696	129,698
Warrants Granted from August 2004 until April 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital attributed to exercise of warrants	25.00%
Warrants Granted from April 2012 until February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Warrants Granted from March 2017 until February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years